OPPENHEIMER LIMITED-TERM GOVERNMENT FUND
                   Supplement dated January 26, 2001 to the
                        Prospectus dated January 26, 2001


      Class N shares of Oppenheimer Limited-Term Government Fund are currently not being offered for sale.






























January 26, 2001                                              PS0855.017